Average Annual Total Returns{- Fidelity Simplicity RMD 2015 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-14 - Fidelity Simplicity RMD 2015 Fund	Fidelity Simplicity RMD 2015 Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD 2015 Fund Return Before Taxes Past 5 years	Fidelity Simplicity RMD 2015 Fund Return Before Taxes Past 10 years	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions Past 5 years	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions Past 10 years	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNJ Past 1 year	IXZNJ Past 5 years	IXZNJ Past 10 years
Total	6.04%	7.95%	8.14%	4.28%	6.14%	6.81%	4.07%	5.76%	6.19%	(1.54%)	3.57%	2.90%	5.93%	8.04%	8.14%